Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	50,074,109
Proposed Maximum Offering Price per Unit	59.08
Maximum Aggregate Offering Price	$ 2,958,378,359.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 408,552.05
Offering Note	Pursuant to Rule 457(c) and 457(h) under the Securities Act of 1933, as amended, the proposed maximum offering price per security and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based upon the average of the high and low prices of the Common Stock reported by the New York Stock Exchange on January 29, 2026.